Changes in Stockholders' Deficit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common Stock
Balance (in shares)			32,680,984	32,279,368	32,279,368
Balance			$ 327,000	$ 323,000	$ 323,000	$ 298,000
Shares issued in connection with private placement, shares			2,842,856
Shares issued in connection with private placement, amount			$ 28,000
Shares issued to Cherokee in connection with loan, shares			300,000	200,000
Shares issued to Cherokee in connection with loan, amount			$ 3,000	$ 2,000
Shares issued for board meeting attendance in lieu of cash, shares			129,636	66,408
Shares issued for board meeting attendance in lieu of cash, amount			$ 1,000	$ 0
Balance (in shares)	35,953,476	32,545,776	35,953,476	32,545,776	32,680,984	32,279,368
Balance	$ 359,000	$ 325,000	$ 359,000	$ 325,000	$ 327,000	$ 323,000
Additional Paid in Capital
Balance			21,437,000	21,404,000	21,404,000	21,170,000
Shares issued in connection with private placement, amount			171,000
Shares issued to Cherokee in connection with loan, amount			18,000	12,000
Shares issued for board meeting attendance in lieu of cash, amount			30,000	5,000	6,000
Share based payment expense			2,000	4,000
Balance	21,658,000	21,425,000	21,658,000	21,425,000	21,437,000	21,404,000
Accumulated Deficit
Balance			(22,554,000)	21,873,000	21,873,000	(20,845,000)
Net loss			(563,000)		(681,000)	(1,028,000)
Balance	(23,117,000)	(22,313,000)	(23,117,000)	(22,313,000)	(22,554,000)	21,873,000
Balance			(790,000)	(146,000)	(146,000)	623,000
Shares issued in connection with private placement, amount			199,000
Shares issued to Cherokee in connection with loan, amount			21,000	14,000
Shares issued for board meeting attendance in lieu of cash, amount			31,000	5,000	6,000
Share based payment expense	0	1,000	2,000	4,000
Net loss	(216,000)	(144,000)	(563,000)	(440,000)	(681,000)	(1,028,000)
Balance	$ (1,100,000)	$ (563,000)	$ (1,100,000)	$ (563,000)	$ (790,000)	$ (146,000)